United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/29/2012

Date of Reporting Period: Quarter ended 11/30/2011

Item 1. Schedule of Investments

Federated High Yield Trust

Portfolio of Investments

November 30, 2011 (unaudited)

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds – 84.5%
		Aerospace/Defense – 0.7%
$300,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 10.50%, 11/1/2015	280,500
500,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	467,500
200,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	206,000
396,618	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	425,373
125,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	132,812
		TOTAL	1,512,185
		Automotive – 4.7%
525,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	519,750
158,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	169,060
475,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	450,062
450,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	428,063
500,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, Series 144A, 8.00%, 6/15/2019	425,000
1,000,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, Series 144A, 8.25%, 6/15/2021	845,000
350,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	369,250
75,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	75,188
1,175,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	945,875
300,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	322,697
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	233,576
1,075,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,026,625
525,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	498,750
75,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	80,813
75,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	81,375
725,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	705,062
475,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	486,875
375,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	378,750
375,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	382,500
650,000		Tomkins LLC/Tomkins, Inc., Term Loan — 2nd Lien, 9.00%, 10/1/2018	705,250
325,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	328,250
1,150,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,121,250
		TOTAL	10,579,021
		Building Materials – 2.2%
100,000	[1]	American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	66,500
675,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	574,594
300,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	299,250
250,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	260,625
325,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	336,375
625,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	590,625
1,250,000		Norcraft Cos. LP, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	1,131,250
950,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	786,125
325,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 10.00%, 12/1/2018	303,875
775,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	664,562
		TOTAL	5,013,781

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Chemicals – 2.6%
$250,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	250,625
875,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	794,062
525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	414,750
400,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	408,000
800,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	816,000
325,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	337,188
875,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	627,812
600,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	510,000
600,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	594,000
275,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	298,375
350,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	374,500
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	357,563
		TOTAL	5,782,875
		Construction Machinery – 1.1%
575,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	549,125
264,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	268,620
275,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	290,125
200,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, Series 144A, 10.00%, 7/15/2017	219,500
1,175,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,163,250
		TOTAL	2,490,620
		Consumer Products – 3.8%
975,000		Easton Bell Sports, Inc., Sr. Secd. Note, 9.75%, 12/1/2016	1,050,562
900,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	958,500
175,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	189,875
1,025,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	1,045,500
425,000	[1,2]	Scotts Miracle-Gro Co., Sr. Note, Series 144A, 6.625%, 12/15/2020	431,375
290,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	317,550
1,600,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,580,000
200,000	[1,2]	Spectrum Brands Holdings, Inc., 9.50%, 6/15/2018	218,500
275,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	300,438
803,480		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	874,789
1,625,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,503,125
		TOTAL	8,470,214
		Energy – 6.1%
1,025,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	681,625
800,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	806,000
275,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	275,688
175,000		Brigham Exploration Co., Company Guarantee, 6.875%, 6/1/2019	191,188
725,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	819,250
225,000	[1,2]	Carrizo Oil & Gas, Inc., Company Guarantee, Series 144A, 8.625%, 10/15/2018	222,750
1,025,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,101,875
825,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	870,375
125,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	134,375
775,000	[1,2]	Compagnie Generale de Geophysique Veritas, Sr. Note, Series 144A, 6.50%, 6/1/2021	728,500
525,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	525,000
475,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	496,375
625,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	593,750

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$375,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	391,875
275,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	276,375
524,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	571,815
550,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	511,500
750,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	701,250
425,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	427,125
225,000	[1,2]	Linn Energy LLC, Company Guarantee, Series 144A, 6.50%, 5/15/2019	214,875
425,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	446,250
650,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	638,625
550,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	562,375
200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	209,250
175,000	[1,2]	SM Energy Co., Sr. Unsecd. Note, Series 144A, 6.50%, 11/15/2021	175,875
250,000	[1,2]	Sesi LLC, Sr. Note, Series 144A, 6.375%, 5/1/2019	251,250
150,000	[1,2]	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.125%, 12/15/2021	153,000
775,000	[1,2]	W&T Offshore, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	780,812
		TOTAL	13,759,003
		Entertainment – 1.3%
1,000,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	1,092,500
625,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	675,000
700,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	701,750
650,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
500,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	531,250
		TOTAL	3,000,500
		Financial Institutions – 5.4%
475,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	469,656
600,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	573,000
800,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	812,000
1,000,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	922,102
4,050,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	3,994,312
525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	475,484
525,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	467,282
450,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	448,875
475,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	475,594
1,550,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	1,565,500
1,975,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	1,896,000
		TOTAL	12,099,805
		Food & Beverage – 3.8%
1,050,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	1,071,000
325,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.929%, 2/1/2015	307,937
400,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	417,500
650,000	[1,2]	Blue Merger Sub, Inc., Sr. Note, Series 144A, 7.625%, 2/15/2019	585,000
775,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	755,625
925,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	975,875
1,800,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,863,000
175,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	178,938
800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	822,000
500,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	520,000

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$1,225,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	1,169,875
		TOTAL	8,666,750
		Gaming – 4.0%
597,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	599,985
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	452,250
1,050,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	1,065,750
1,150,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,201,750
925,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	874,125
2,150,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	2,061,312
150,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	168,563
550,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	566,500
500,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, Series 144A, 8.00%, 9/15/2013	495,000
790,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	765,945
850,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	877,625
		TOTAL	9,128,805
		Health Care – 9.6%
500,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	495,000
325,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	322,563
625,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	654,688
2,200,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	2,365,000
875,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	837,812
650,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	524,875
250,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	199,375
1,325,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,308,437
625,000	[1,2]	ExamWorks Group, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 7/15/2019	560,938
675,000	[1,2]	Grifols SA, Sr. Note, Series 144A, 8.25%, 2/1/2018	698,625
1,075,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	1,061,562
775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	672,313
175,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	189,875
1,775,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,752,812
750,000	[1,2]	Iasis Healthcare, Sr. Note, Series 144A, 8.375%, 5/15/2019	628,125
775,000	[1,2]	Inventiv Health, Inc., Sr. Note, Series 144A, 10.00%, 8/15/2018	738,188
650,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	656,500
700,000	[1,2]	Kinetic Concepts, Inc., Series 144A, 10.50%, 11/1/2018	673,750
1,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,428,562
100,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	105,875
1,025,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	1,025,000
1,500,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	1,518,750
1,796,718		VWR Funding, Inc., Company Guarantee, Series B, 10.25%, 7/15/2015	1,859,603
1,500,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,432,500
		TOTAL	21,710,728
		Industrial - Other – 3.3%
600,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	603,000
225,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	235,125
200,000		Atkore International, Inc., Sr. Secd. Note, Series WI, 9.875%, 1/1/2018	195,500
400,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	422,000
725,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	732,250

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$550,000	[1,2]	Dynacast International LLC, Series 144A, 9.25%, 7/15/2019	515,625
150,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	149,625
525,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	532,875
850,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	799,000
625,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	556,250
100,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	106,625
1,075,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	947,344
700,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	721,000
600,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	609,000
350,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	355,250
85,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	90,525
		TOTAL	7,570,994
		Media - Cable – 1.0%
150,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	153,375
175,000		Charter Communications Holdings II, 7.375%, 6/1/2020	175,000
125,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	130,156
1,100,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,112,375
600,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	660,000
		TOTAL	2,230,906
		Media - Non-Cable – 6.4%
525,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	557,812
1,250,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,037,500
725,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	766,687
100,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	105,250
875,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	923,125
925,000	[1,2]	Cumulus Media, Inc., Sr. Note, Series 144A, 7.75%, 5/1/2019	804,750
825,000	[1,2]	Entercom Radio LLC, Sr. Unsecd. Note, Series 144A, 10.50%, 12/1/2019	800,250
625,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	614,062
950,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	1,041,437
350,000	[1,2]	Houghton Mifflin Co., Sr. Secd. Note, Series 144A, 10.50%, 6/1/2019	225,750
1,175,000	[3]	Idearc, Inc., Company Guarantee, (Litigation Trusts Interests), 8.00%, 11/15/2016	13,219
350,000		Intelsat Bermuda, Ltd., Company Guarantee, 11.50%, 2/4/2017	322,000
650,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	664,625
700,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.25%, 4/1/2019	684,250
750,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.50%, 4/1/2021	714,375
750,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	781,875
425,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	426,063
700,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	749,000
300,000	[1,2]	MDC Partners, Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	318,000
375,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	370,313
281,997		Nexstar Broadcasting Group, Inc., Company Guarantee, Series 1, 7.00%, 1/15/2014	278,472
375,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	380,625
325,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	345,313
450,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	362,250
1,200,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,263,000
		TOTAL	14,550,003

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Metals & Mining – 0.0%
$600,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	60
500,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
		TOTAL	60
		Packaging – 3.5%
925,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	920,375
200,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	192,250
250,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	262,500
1,252,461		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	1,208,625
100,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	107,000
900,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	895,500
475,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 5/15/2018	434,625
1,450,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	1,312,250
425,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.875%, 8/15/2019	391,000
200,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	196,500
725,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.875%, 8/15/2019	732,250
450,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2021	384,750
750,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	804,375
		TOTAL	7,842,000
		Paper – 0.4%
175,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	168,875
75,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	78,000
150,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	167,250
375,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	378,750
		TOTAL	792,875
		Restaurants – 0.9%
1,425,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,482,000
575,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.847%, 3/15/2014	540,500
		TOTAL	2,022,500
		Retailers – 3.3%
450,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	441,000
1,225,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	1,016,750
1,375,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,271,875
1,325,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,407,812
425,000	[1,2]	Sally Beauty Holdings, Inc., Sr. Note, Series 144A, 6.875%, 11/15/2019	436,688
1,375,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	1,326,875
775,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	790,500
775,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	682,000
		TOTAL	7,373,500
		Services – 1.4%
925,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	929,625
550,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	585,750
600,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	603,000
925,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	979,344
		TOTAL	3,097,719
		Technology – 11.9%
950,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	959,500
150,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	153,375

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$900,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	771,750
975,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	994,500
225,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, Series 144A, 11.00%, 12/31/2019	232,875
1,725,000	[1,2]	CDW Escrow Corp., Sr. Note, Series 144A, 8.50%, 4/1/2019	1,630,125
350,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	348,250
225,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	172,688
1,125,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,091,250
1,075,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	1,101,875
950,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	916,750
1,100,000	[1,2]	Eagle Parent, Inc., Sr. Note, Series 144A, 8.625%, 5/1/2019	1,025,750
100,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	106,500
400,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	426,000
350,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	304,500
650,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	549,250
1,125,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,178,437
1,125,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	1,043,437
1,000,000	[1,2]	IGATE Capital Corp., Sr. Note, Series 144A, 9.00%, 5/1/2016	1,005,000
750,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	806,250
200,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	207,500
650,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	687,375
950,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	931,000
700,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	719,250
925,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	958,531
875,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	686,875
291,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	292,455
275,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	280,500
500,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 7.00%, 11/1/2021	502,500
850,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	813,875
825,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	835,313
900,000	[1,2]	Spansion, Inc., Company Guarantee, Series 144A, 7.875%, 11/15/2017	868,500
725,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	743,125
425,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	420,750
500,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	517,500
400,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	398,000
1,150,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,184,500
725,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	808,375
275,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	295,625
		TOTAL	26,969,611
		Transportation – 0.6%
850,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	822,375
275,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	268,125
51,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	51,637
325,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	300,219
		TOTAL	1,442,356
		Utility - Electric – 1.1%
575,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	402,500
206,848	[1,2]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	203,398

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$575,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.625%, 5/15/2019	552,000
775,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.875%, 5/15/2021	740,125
675,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series A, 10.25%, 11/1/2015	253,125
400,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	334,000
		TOTAL	2,485,148
		Utility - Natural Gas – 2.3%
575,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	615,250
1,175,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,222,000
200,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	172,500
400,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	396,000
375,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	391,875
825,000		Inergy LP, Company Guarantee, 6.875%, 8/1/2021	787,875
200,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	206,750
275,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	284,625
250,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	275,000
250,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	262,500
575,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	583,625
		TOTAL	5,198,000
		Wireless Communications – 3.0%
800,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	796,000
350,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	346,500
701,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	693,990
75,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	75,375
225,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	250,312
1,125,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	984,375
350,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	339,500
600,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	531,000
175,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	122,938
1,550,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,205,125
925,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	934,250
225,000	[1,2]	Sprint Capital Corp., Note, Series 144A, 11.50%, 11/15/2021	212,625
500,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	401,250
		TOTAL	6,893,240
		Wireline Communications – 0.1%
325,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 7/1/2019	307,938
		TOTAL CORPORATE BONDS (IDENTIFIED COST $197,673,883)	190,991,137
		COMMON STOCKS – 10.9%
		Automotive – 0.7%
190,787	[3]	Exide Technologies	526,572
7,068	[3]	General Motors Co.	150,478
1,750,000	[1,3]	General Motors Co., Escrow Shares	26,250
103,803	[3]	Stoneridge, Inc.	853,261
		TOTAL	1,556,561
		Chemicals – 0.6%
130,650	[3]	Ferro Corp.	759,076

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
153,773	[3]	Omnova Solutions, Inc.	668,913
		TOTAL	1,427,989
		Consumer Products – 0.4%
75,313	[3]	Libbey, Inc.	915,053
		Energy – 0.2%
74,271	[3]	Forbes Energy Services Ltd.	387,393
		Food & Beverage – 0.2%
47,653	[3]	Dean Foods Co.	484,154
		Gaming – 0.4%
47,507		Ameristar Casinos, Inc.	831,373
		Health Care – 0.3%
316,836	[3]	Radnet, Inc.	763,575
		Industrial - Other – 1.0%
27,771		Belden, Inc.	917,554
26,415	[3]	General Cable Corp.	699,997
38,391	[3]	International Wire Group Holdings, Inc.	590,262
		TOTAL	2,207,813
		Media - Non-Cable – 1.9%
85,357	[3]	Entercom Communication Corp.	474,585
453,980	[3]	Entravision Communications Corp.	712,749
122,801		Interpublic Group of Cos., Inc.	1,151,873
41,957	[3]	Lamar Advertising Co.	1,019,136
54,905		MDC Partners, Inc.	796,122
32,134	[3]	Nexstar Broadcasting Group, Inc., Class A	255,465
		TOTAL	4,409,930
		Metals & Mining – 0.0%
138,395	[1,3,5]	Royal Oak Mines, Inc.	0
		Other – 0.0%
469	[1,3,5]	CVC Claims Litigation LLC	0
		Packaging – 0.4%
41,125	[3]	Owens-Illinois, Inc.	803,171
		Paper – 1.3%
146,293		Cascades, Inc.	616,755
24,569	[3]	Clearwater Paper Corp.	864,583
98,434	[3]	Graphic Packaging Holding Co.	436,063
16,596		Rock-Tenn Co.	966,717
		TOTAL	2,884,118
		Services – 0.4%
114,355	[3]	Garda World Security Corp.	835,281
		Technology – 2.2%
72,918	[3]	Freescale Semiconductor Holdings I Ltd.	923,871
67,482	[3]	IGATE Capital Corp.	1,047,321
80,991	[3]	Kemet Corp.	670,605
55,961		Lender Processing Services	1,061,021
97,194	[3]	Magnachip Semiconductor Corp.	778,524
174,016	[3]	Stream Global Services, Inc.	537,709
		TOTAL	5,019,051

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Textile – 0.4%
92,273		The Jones Group, Inc.	1,001,162
		Transportation – 0.2%
49,675	[3]	Hertz Global Holdings, Inc.	561,824
		Wireless Communications – 0.3%
78,453	[3]	MetroPCS Communications, Inc.	657,436
		TOTAL COMMON STOCKS (IDENTIFIED COST $34,267,969)	24,745,884
		PREFERRED STOCK – 0.2%
		Finance - Commercial – 0.2%
712	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $217,489)	498,845
		WARRANTS – 0.1%
		Automotive – 0.1%
6,425	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	81,276
6,425	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	56,155
		TOTAL WARRANTS (IDENTIFIED COST $754,803)	137,431
		EXCHANGE-TRADED FUNDS – 1.0%
		Financial Services – 1.0%
4,430		iShares MSCI EAFE Index Fund	227,215
36,138		iShares Russell 1000 Growth Fund	2,102,870
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $2,571,829)	2,330,085
		MUTUAL FUNDS – 1.8%[6]
46,129		Federated InterContinental Fund, Institutional Shares	1,983,563
2,025,626	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20%	2,025,626
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $4,620,957)	4,009,189
		TOTAL INVESTMENTS — 98.5% (IDENTIFIED COST $240,106,930)[8]	222,712,571
		OTHER ASSETS AND LIABILITIES - NET — 1.5%[9]	3,307,629
		TOTAL NET ASSETS — 100%	$226,020,200

At November 30, 2011, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Units To Receive	In Exchange For	Unrealized Depreciation
Contract Sold:
12/2/2011	69,612 Canadian Dollar	$68,153	$(97)

The average value at settlement date receivable of foreign exchange contract sold by the Fund throughout the period was $10. This is based on amounts held as of each month-end throughout the period.

Unrealized Depreciation on Foreign Exchange Contract is included in “Other Assets and Liabilities — Net”.

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2011, these restricted securities amounted to $69,631,533, which represented 30.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2011, these liquid restricted securities amounted to $69,071,283, which represented 30.6% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at November 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 2/8/2011	$481,414	$467,500
American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	1/13/2011	$100,000	$66,500
CVC Claims Litigation LLC	3/26/1997 - 8/19/1997	$4,646,903	$0
General Motors Co., Escrow Shares	4/21/2011	$36,502	$26,250
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$641,893	$0
Royal Oak Mines, Inc.	2/24/1999	$15,376	$0
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holdings.
7	7-Day net yield.
8	At November 30, 2011, the cost of investments for federal tax purposes was $239,985,526. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and foreign currency commitments was $17,272,955. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,406,796 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,679,751.
9	Assets, other than investments in securities, less liabilities.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$190,991,077	$60	$190,991,137
Equity Securities:
Common Stock
Domestic	21,547,605	26,250	0	21,573,855
International	3,172,029	—	0	3,172,029
Preferred Stock
Domestic	—	498,845	—	498,845
Warrants	137,431	—	—	137,431
Exchange-Traded Funds	2,330,085	—	—	2,330,085
Mutual Funds	4,009,189	—	—	4,009,189
TOTAL SECURITIES	$31,196,339	$191,516,172	$60	$222,712,571
OTHER FINANCIAL INSTRUMENTS*	$(97)	—	—	(97)
*	Other financial instruments includes a foreign exchange contract.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bond Securities	Investments in Equity — Domestic Securities	Investments in Equity — International Securities
Balance as of March 1, 2011	$60	$0	$3,348
Change in unrealized appreciation/depreciation	685	—	(3,348)
(Sales)	(685)	—	—
Balance as of November 30, 2011	$60	$0	$0
The total change in unrealized appreciation/depreciation attributable to investments still held at November 30, 2011.	$685	$ —	$(3,348)

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date January 23, 2012